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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2005 through February 28, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  GLOBAL SELECT
                                     EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                     2/28/06


[LOGO] PIONEER
       Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       2

Portfolio Management Discussion                                             4

Portfolio Summary                                                           8

Prices and Distributions                                                    9

Performance Update                                                         10

Comparing Ongoing Fund Expenses                                            13

Schedule of Investments                                                    15

Financial Statements                                                       20

Notes to Financial Statements                                              26

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                    31

Trustees, Officers and Service Providers                                   35

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We would like to welcome you to the first report of Pioneer Global Select
Equity Fund. Looking around the world, there's little doubt that global performance has improved: economies worldwide are growing. The Japanese economy appears to be coming out of its decade-long funk, and Europe - despite some mass media reports - is continuing to improve. European growth, while not spectacular, is strengthening.

Fourth quarter 2005 U.S. real Gross Domestic Product (GDP) growth was 1.7%, but this number - after ten consecutive quarters of growth at a 3% or better rate - is deceptively low and reflects timing issues as much as weakness. Also reflecting those timing issues, first quarter 2006 growth might appear stronger than it actually is. Once the noise abates, we expect GDP growth to be in the vicinity of 3% for the full year. The economy, we believe, is in good shape.

A few years ago, the Federal Reserve lowered interest rates to 1% to stimulate the economy. With the economy strong, there is no need for the Fed to continue to pursue an accommodative monetary policy of lowering rates. Its current actions are aimed at trying to orchestrate a "soft landing" similar to the one it engineered in 1994-5, one that keeps the economy growing without creating inflationary pressures.

On March 28, the Fed raised short-term interest rates for the fifteenth time, bringing them to 4.75%. The Fed noted that the economy was strong and reaffirmed that it stood ready to raise rates as required to prevent a resurgence of inflation. Looking at the economy and the markets, we find the Fed's language and actions reassuring, rather than unsettling. The good news is that the Fed's actions and words signal that the U.S. economy remains strong. Further, the Fed's words signal that they will remain vigilant against the risk of inflation and remain prepared to ensure that inflation - the great enemy of bond and stock values - remains low.

While keeping inflation stable and low is the most crucial role of the Fed from the perspective of a long-term investor, there can be short-term pain as the Fed raises interest rates. The Fed is not alone in its policies, as central banks around the world are raising rates to ensure that inflation pressures remain under control while their economies grow.

Letter

While higher short-term interest rates may appear to be a negative development for investors, we believe in the longer-term view that central banks do their best work when they keep inflation low enough and stable enough that, to paraphrase Alan Greenspan, investors do not let it affect their decision making.

Higher energy prices have pushed the Consumer Price Index (CPI) up to uncomfortable levels, but those higher energy prices have not turned into broad-based (core) inflation yet. With energy prices seeming to level off, energy-based inflation concerns are abating. A larger current concern for the Fed might be that the U.S. economy is operating at increasingly high levels of capacity utilization and low unemployment rates. In other words, the U.S. economy is growing fast enough that there are some concerns about overheating, and a moderation in economic growth would be welcome. This is, indeed, a Goldilocks economy, balancing between too cold and too hot - but just about right at the moment.

In summation, we believe that the economy is on solid ground, that the Fed is pursuing an appropriate course of action to keep the economy growing at a non-inflationary pace, and that such an economic environment is investor-friendly.

As always, thank you for the opportunity to serve your investment needs.

Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06
--------------------------------------------------------------------------------

In the following interview, portfolio manager Piergaetano Iaccarino discusses the factors that influenced performance for the period between Pioneer Global Select Equity Fund's launch on December 15, 2005, and the end of the semiannual period on February 28, 2006.

Q. How did the Fund perform over the abbreviated semiannual period ended February 28, 2006?

A. The Fund's total return from December 15, 2005 through February 28, 2006, was 4.30% (Class A shares at net asset value) versus 3.86% for the MSCI World Index. The global environment for equities was generally positive for the period of roughly two-and-a-half months since the Fund's inception and was reflected in the Fund's performance.

Q.   Can you outline the Fund's overall investment approach?

A. Certainly. We look at mid- and large-capitalization stocks in more than 30 countries and from that universe build a concentrated portfolio of fewer than 50 stocks. Each stock that we hold will generally be overweighted by at least one percent versus the MSCI World Index. In selecting securities for the portfolio, we look for "growth at a reasonable price," and so there is a strong value component to our analysis. We try to find companies that not only are benefiting from operating efficiencies, as reflected in increased market share and revenues, but that also use their capital efficiently. In particular, we look for strong free cash flow, because that gives a company the flexibility to do share buybacks, reinvest in the business, make acquisitions, and raise dividends. Finally, we assess not only the potential price gains for each stock, but also the potential for a decline in price if things go wrong, and favor those stocks with the highest potential upside relative to their downside.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

Q.   Can you discuss some individual holdings that illustrate your approach?

A. We are attracted to a number of investment ideas in Japan, where the economy is showing signs of growth after many years of stagnation. An example is Japan Tobacco, which has undergone a restructuring, lowering costs by reducing the numbers of its plants and suppliers. The company has also moved to lower costs by shifting to overseas suppliers, a move that required support from the Japanese government in the form of legislation. Japan Tobacco is the low-cost provider in its market, and we believe it will have the ability to increase prices in the future.

     Another significant Japanese holding is Sumitomo Mitsui Financial, one of Japan's three leading banks. We like Japanese banks in general because they have cleaned up their balance sheets and are increasingly finding more reliable, fee-based sources of revenue. In addition, banks in Japan are positioned to benefit from a favorable lending environment, as the economy strengthens. While the Japanese banking industry is consolidating, Sumitomo Mitsui is ahead of its competitors in that regard, having largely completed the process of integrating its acquisitions.

     In the United States, we have a significant position in WellPoint, a leading health insurance provider. WellPoint is reasonably valued and its business is countercyclical--in other words, not dependent on growth in the overall economy. The company has made a number of acquisitions and has shown an ability to control costs. In addition, under the current healthcare inflationary environment, as long as the percentage increases of insurance premiums are in line with medical cost inflation, WellPoint can grow its profits even without adding new customers.

     Another key holding in the United States is Office Depot. The company's profitability had been at an all-time low before a new CEO came on board and implemented a restructuring. The reduced cost structure improved profit margins dramatically and the stock rose on the strength of this turnaround. We may pare back the holding, believing the company's improved fortunes may be reflected in current price levels.

     In Europe, German shoe manufacturer Adidas recently acquired U.S. rival Reebok for $3.8 billion, propelling Adidas to the number two spot in the global foot apparel market. Most importantly, this

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION                                    (continued)
--------------------------------------------------------------------------------

     acquisition has increased Adidas' market share in North America and will allow it to compete further with Nike as a sponsor of sporting events and venues. We expect that this newfound visibility will help strengthen the Adidas brand and lead to increased pricing power. In addition, there are very substantial cost savings to be realized from combining the two operations, which we think should also lead to higher profitability.

Q.   What is your outlook and how is it reflected in the portfolio?

A. A little more than half of the Fund is invested in the United States, with most of the rest in Europe and Japan. Both our country and sector allocations are driven for the most part by the selection of individual stocks that we find attractive under our criteria. With respect to country allocations, we make an effort to have broad-based exposure to the United States, Europe, and the Far East, and to avoid placing any large "bets" on one region or another. That said, we do view the outlook as especially favorable in Japan and Germany and are finding Japan in particular to be a source of attractive investment opportunities. In terms of sectors, we are overweight in financial stocks, largely because we have found opportunities among banks in Japan, France and the United Kingdom.

     Going forward, we will continue to look globally for stocks that we believe are both reasonably priced and positioned to benefit from the underlying company's growth and efficient use of capital.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED COPY]

Utilities                    2.9%
Telecommunication Services   3.9%
Materials                    5.3%
Consumer Staples             7.4%
Industrials                  8.7%
Energy                       9.5%
Health Care                 10.3%
Consumer Discretionary      10.7%
Information Technology      12.4%
Financials                  28.9%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A BAR CHART IN THE PRINTED COPY]

Switzerland                  3.4%
South Korea                  2.0%
Australia                    1.9%
Spain                        1.8%
Canada                       1.3%
Singapore                    0.9%
United States               46.4%
Japan                       11.9%
United Kingdom              10.3%
France                       9.0%
Germany                      6.3%
Bermuda                      4.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Citigroup, Inc.                                    4.29%
 2.    American International Group, Inc.                 3.80
 3.    Microsoft Corp.                                    3.73
 4.    Accenture, Ltd.                                    3.46
 5.    Japan Tobacco, Inc.                                3.07
 6.    Occidental Petroleum Corp.                         2.94
 7.    Office Depot, Inc.                                 2.94
 8.    ConocoPhillips                                     2.92
 9.    Sumitomo Mitsui Financial Group, Inc.              2.91
10.    Wellpoint, Inc.                                    2.84

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

   Class          2/28/06       12/15/05
------------     ---------     ----------
     A            $10.43         $10.00
     B            $10.41         $10.00
     C            $10.41         $10.00

Distributions Per Share - 12/15/05 - 2/28/06
--------------------------------------------------------------------------------

             Net
          Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $   -          $   -           $   -
   B      $   -          $   -           $   -
   C      $   -          $   -           $   -

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                    CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

12/05       9425      10000
2/06        9840      10437

Average Annual Total Returns
(As of February 28, 2006)
                                           Public
                          Net Asset       Offering
Period                   Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)                  4.30%          -1.70%

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                     CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

12/05       10000      10000
2/06        10020      10437

Average Annual Total Returns
(As of February 28, 2006)
                           If          If
Period                    Held      Redeemed
Life-of-Class
(12/15/05)                4.10%       0.10%

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                    CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

12/05           10000       10000
2/06            10320       10437

Average Annual Total Returns
(As of February 28, 2006)
                                If          If
Period                         Held      Redeemed
Life-of-Class
(12/15/05)                     4.10%      3.10%

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on actual returns from 12/15/05 through February 28, 2006

Share Class                                  A             B             C
--------------------------------------------------------------------------------
Beginning Account Value On 12/15/05      $1,000.00     $1,000.00     $1,000.00

Ending Account Value (after expenses)    $1,044.00     $1,042.00     $1,042.00
On 2/28/06

Expenses Paid During Period*             $    2.76     $    4.66     $    4.66

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 76/366 (to reflect the period since inception).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from 12/15/05 through February 28, 2006

Share Class                                  A             B             C
--------------------------------------------------------------------------------
Beginning Account Value On 12/15/05      $1,000.00     $1,000.00     $1,000.00
Ending Account Value (after expenses)    $1,018.35     $1,025.14     $1,025.14
On 2/28/06
Expenses Paid During Period*             $    2.71     $    4.58     $    4.58

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 76/366 (to reflect the period since inception).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                       Value
           PREFERRED STOCK - 2.2%
           Automobiles & Components - 2.2%
           Automobile Manufacturers - 2.2%
    30     Porsche AG*                                   $   25,260
                                                         ----------
           TOTAL PREFERRED STOCK
           (Cost $22,608)                                $   25,260
                                                         ----------
           COMMON STOCKS - 95.3%
           Energy - 9.2%
           Integrated Oil & Gas - 9.2%
   539     ConocoPhillips                                $   32,857
   361     Occidental Petroleum Corp.                        33,046
   752     Repsol SA                                         20,956
    78     Total SA*                                         19,597
                                                         ----------
                                                         $  106,456
                                                         ----------
           Total Energy                                  $  106,456
                                                         ----------
           Materials - 5.2%
           Diversified Chemical - 1.2%
   185     BASF AG                                       $   13,951
                                                         ----------
           Diversified Metals & Mining - 3.1%
   304     Inco, Ltd.                                    $   14,689
   437     Rio Tinto Plc                                     20,613
                                                         ----------
                                                         $   35,302
                                                         ----------
           Specialty Chemicals - 0.9%
   200     Shin-Etsu Chemical Co., Ltd.                  $   10,650
                                                         ----------
           Total Materials                               $   59,903
                                                         ----------
           Capital Goods - 8.5%
           Aerospace & Defense - 2.3%
   461     United Technologies Corp.                     $   26,969
                                                         ----------
           Building Products - 1.2%
   338     American Standard Companies, Inc.             $   13,378
                                                         ----------
           Electrical Component & Equipment - 1.7%
   193     Schneider Electric SA                         $   19,715
                                                         ----------
           Industrial Conglomerates - 1.3%
   581     Tyco International, Ltd.                      $   14,984
                                                         ----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                      Value
             Industrial Machinery - 2.0%
     547     Ingersoll-Rand Co.                          $   22,443
                                                         ----------
             Total Capital Goods                         $   97,489
                                                         ----------
             Consumer Durables & Apparel - 3.9%
             Apparel, Accessories & Luxury Goods - 1.8%
     105     Adidas-Salomon AG                           $   20,528
                                                         ----------
             Homebuilding - 1.4%
   2,000     Sekisui Chemical Company, Ltd.*             $   16,135
                                                         ----------
             Leisure Products - 0.7%
     200     Sega Sammy Holdings, Inc.                   $    8,152
                                                         ----------
             Total Consumer Durables & Apparel           $   44,815
                                                         ----------
             Retailing - 4.4%
             Apparel Retail - 1.5%
     933     Gap, Inc.                                   $   17,298
                                                         ----------
             Specialty Stores - 2.9%
     926     Office Depot, Inc.*                         $   33,040
                                                         ----------
             Total Retailing                             $   50,338
                                                         ----------
             Food & Drug Retailing - 4.2%
             Drug Retail - 1.4%
     584     CVS Corp.                                   $   16,545
                                                         ----------
             Food Retail - 1.1%
     400     FamilyMart*                                 $   12,528
                                                         ----------
             Hypermarkets & Supercenters - 1.7%
     430     Wal-Mart Stores, Inc.                       $   19,505
                                                         ----------
             Total Food & Drug Retailing                 $   48,578
                                                         ----------
             Food, Beverage & Tobacco - 3.0%
             Tobacco - 3.0%
       2     Japan Tobacco, Inc.*                        $   34,470
                                                         ----------
             Total Food, Beverage & Tobacco              $   34,470
                                                         ----------
             Health Care Equipment & Services - 2.8%
             Managed Health Care - 2.8%
     416     Wellpoint, Inc.*                            $   31,945
                                                         ----------
             Total Health Care Equipment & Services      $   31,945
                                                         ----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                      Value
             Pharmaceuticals & Biotechnology - 7.3%
             Pharmaceuticals - 7.3%
     394     AstraZeneca Plc                             $   18,207
     733     Merck & Co., Inc.                               25,552
     832     Pfizer, Inc.                                    21,790
     124     Roche Holdings AG*                              18,321
                                                         ----------
                                                         $   83,870
                                                         ----------
             Total Pharmaceuticals & Biotechnology       $   83,870
                                                         ----------
             Banks - 15.4%
             Diversified Banks - 15.4%
     667     Bank of America Corp.                       $   30,582
   1,758     Barclays Plc                                    20,597
     242     BNP Paribas SA                                  22,401
     654     Commonwealth Bank of Australia                  21,731
   1,000     Development Bank of Singapore, Ltd              10,063
     611     Royal Bank of Scotland Group Plc                20,506
     131     Societe Generale                                18,566
       3     Sumitomo Mitsui Financial Group, Inc.           32,649
                                                         ----------
                                                         $  177,095
                                                         ----------
             Total Banks                                 $  177,095
                                                         ----------
             Diversified Financials - 5.9%
             Diversified Capital Markets - 1.7%
     354     CS Group                                    $   19,600
                                                         ----------
             Diversified Financial Services - 4.2%
   1,040     Citigroup, Inc.                             $   48,225
                                                         ----------
             Total Diversified Financials                $   67,825
                                                         ----------
             Insurance - 6.9%
             Multi-Line Insurance - 6.9%
     644     American International Group, Inc.          $   42,736
   1,130     Aviva Plc                                       15,626
     602     AXA SA                                          21,293
                                                         ----------
                                                         $   79,655
                                                         ----------
             Total Insurance                             $   79,655
                                                         ----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)

   Shares                                                   Value
              Software & Services - 7.0%
              IT Consulting & Other Services - 3.4%
    1,190     Accenture, Ltd.                           $   38,865
                                                        ----------
              Systems Software - 3.6%
    1,557     Microsoft Corp.                           $   41,883
                                                        ----------
              Total Software & Services                 $   80,748
                                                        ----------
              Technology Hardware & Equipment - 3.6%
              Electronic Equipment & Instruments - 1.9%
       63     Samsung Electronics*                      $   22,267
                                                        ----------
              Office Electronics - 1.7%
      300     Canon, Inc.                               $   18,845
                                                        ----------
              Total Technology Hardware & Equipment     $   41,112
                                                        ----------
              Semiconductors - 1.5%
      855     Intel Corp.                               $   17,613
                                                        ----------
              Total Semiconductors                      $   17,613
                                                        ----------
              Telecommunication Services - 3.8%
              Integrated Telecommunication Services - 2.1%
      768     BellSouth Corp.                           $   24,253
                                                        ----------
              Wireless Telecommunication Services - 1.7%
   10,220     Vodafone Group Plc                        $   19,812
                                                        ----------
              Total Telecommunication Services          $   44,065
                                                        ----------
              Utilities - 2.8%
              Electric Utilities - 2.8%
       98     E.On AG                                   $   10,846
      378     Exelon Corp.                                  21,588
                                                        ----------
                                                        $   32,434
                                                        ----------
              Total Utilities                           $   32,434
                                                        ----------
              TOTAL COMMON STOCKS
              (Cost $1,062,120)                         $1,098,411
                                                        ----------
              TOTAL INVESTMENTS IN SECURITIES - 97.5%
              (Cost $1,084,729)                         $1,123,671
                                                        ----------
              OTHER ASSETS AND LIABILITIES - 2.5%       $   28,336
                                                        ----------
              TOTAL NET ASSETS - 100.0%                 $1,152,007
                                                        ----------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

  United States                                          46.4%
  Japan                                                  11.9%
  United Kingdom                                         10.3%
  France                                                  9.0%
  Germany                                                 6.3%
  Bermuda                                                 4.8%
  Switzerland                                             3.4%
  South Korea                                             2.0%
  Australia                                               1.9%
  Spain                                                   1.8%
  Canada                                                  1.3%
  Singapore                                               0.9%
                                                         ----
                                                        100.0%
                                                        ======

(b) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,084,729 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                               $  59,678
                                                                                         ---------
          Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                                                (20,736)
                                                                                         ---------
          Net unrealized gain                                                            $  38,942
                                                                                         =========
          Purchases and sales of securities (excluding temporary cash investments)
          for the period ended February 28, 2006 aggregated $1,153,436 and $73,021, respectively.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $1,084,729)                   $1,123,671
  Cash                                                             54,962
  Receivables -
    Investment securities sold                                      9,006
    Fund shares sold                                                2,000
    Forward foreign currency settlement contracts, net                 13
    Dividends, interest and foreign taxes withheld                  2,628
    Due from Pioneer Investment Management, Inc.                    9,327
  Other                                                             3,930
                                                               ----------
     Total assets                                              $1,205,537
                                                               ----------
LIABILITIES:
  Payables -
    Investment securities purchased                            $   35,593
  Due to affiliates                                                 4,076
  Accrued expenses                                                 13,861
                                                               ----------
     Total liabilities                                         $   53,530
                                                               ----------
NET ASSETS:
  Paid-in capital                                              $1,108,708
  Undistributed net investment income                                 682
  Accumulated net realized gain on investments                      3,981
  Net unrealized gain on investments                               38,942
  Net unrealized loss on forward foreign currency
    contracts and other assets and liabilities denominated
    in foreign currencies                                            (306)
                                                               ----------
     Total net assets                                          $1,152,007
                                                               ----------
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $420,683/40,337 shares)                    $    10.43
                                                               ==========
  Class B (based on $380,499/36,561 shares)                    $    10.41
                                                               ==========
  Class C (based on $350,825/33,711 shares)                    $    10.41
                                                               ==========
MAXIMUM OFFERING PRICE:
  Class A ($10.43 [divided by] 94.25% )                        $    11.07
                                                               ==========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 2/28/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $261)         $ 3,751
  Interest                                                    1,103
                                                            -------
     Total investment income                                             $ 4,854
                                                                         -------
EXPENSES:
  Management fees                                           $ 1,640
  Transfer agent fees and expenses
    Class A                                                   1,650
    Class B                                                   1,050
    Class C                                                     600
  Distribution fees
    Class A                                                     192
    Class B                                                     727
    Class C                                                     692
  Administrative reimbursements                                 730
  Custodian fees                                              6,150
  Professional fees                                           7,717
  Fees and expenses of nonaffiliated trustees                 1,200
  Miscellaneous                                               2,580
                                                            -------
     Total expenses                                                      $24,928
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                  (20,756)
                                                                         -------
     Net expenses                                                        $ 4,172
                                                                         -------
       Net investment income                                             $   682
                                                                         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                             $ 4,314
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (333)     $ 3,981
                                                            -------      -------
  Change in net unrealized gain (loss) on:
    Investments                                             $38,942
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (306)     $38,636
                                                            -------      -------
  Net gain on investments                                                $42,617
                                                                         -------
  Net increase in net assets resulting from operations                   $43,299
                                                                         =======

The accompanying notes are an integral part of these financial statements.   21

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 2/28/06

                                                                            12/15/05
                                                                           to 2/28/06
                                                                           (unaudited)
FROM OPERATIONS:
Net investment income                                                     $      682
Net realized gain on investments                                               3,981
Change in net unrealized gain on investments                                  38,636
                                                                          ----------
    Net increase in net assets resulting from operations                  $   43,299
                                                                          ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $  108,708
                                                                          ----------
    Net increase in net assets resulting from
     Fund share transactions                                              $  108,708
                                                                          ----------
    Net increase in net assets                                            $  152,007
NET ASSETS:
Beginning of period (initial capitalization - 100,000 shares)             $1,000,000
                                                                          ----------
End of period (including undistributed net investment income of $682)     $1,152,007
                                                                          ==========

                   '05 Shares     '05 Amount
                  (unaudited)     (unaudited)
CLASS A
Shares sold          7,004        $   71,696
                     -----        ----------
Net increase         7,004        $   71,696
                     -----        ----------
CLASS B
Shares sold          3,228        $   33,112
                     -----        ----------
Net increase         3,228        $   33,112
                     -----        ----------
CLASS C
Shares sold            378        $    3,900
                     -----        ----------
Net increase           378        $    3,900
                     =====        ==========

22   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               12/15/05
                                                              to 2/28/06
CLASS A                                                       (unaudited)
Net asset value, beginning of period                          $  10.00
                                                              --------
Increase from investment operations:
  Net investment income                                       $   0.02
  Net realized and unrealized gain on investments and
   foreign currency transactions                                  0.41
                                                              --------
  Net increase from investment operations                     $   0.43
                                                              --------
Net increase in net asset value                               $   0.43
                                                              --------
Net asset value, end of period                                $  10.43
                                                              ========
Total return*                                                     4.30%
Ratio of net expenses to average net assets+                      1.30%**
Ratio of net investment income to average net assets+             0.93%**
Portfolio turnover rate                                              7%
Net assets, end of period (in thousands)                      $    421
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                   11.44%**
  Net investment loss                                            (9.21)%**

(a)  Class A shares were first publicly offered on December 15, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               12/15/05
                                                              to 2/28/06
CLASS B                                                       (unaudited)
Net asset value, beginning of period                           $  10.00
                                                               --------
Increase from investment operations:
  Net investment income                                        $      -
  Net realized and unrealized gain on investments and
   foreign currency transactions                                   0.41
                                                               --------
  Net increase from investment operations                      $   0.41
                                                               --------
Net increase in net asset value                                $   0.41
                                                               --------
Net asset value, end of period                                 $  10.41
                                                               ========
Total return*                                                      4.10%
Ratio of net expenses to average net assets+                       2.20%**
Ratio of net investment loss to average net assets+               (0.02)%**
Portfolio turnover rate                                               7%
Net assets, end of period (in thousands)                       $    380
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                   11.43%**
  Net investment loss                                            (9.25)%**

(a)  Class B shares were first publicly offered on December 15, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               12/15/05
                                                              to 2/28/06
CLASS C                                                       (unaudited)
Net asset value, beginning of period                           $  10.00
                                                               --------
Increase from investment operations:
  Net investment income                                        $      -
  Net realized and unrealized gain on investments and
   foreign currency transactions                                   0.41
                                                               --------
  Net increase from investment operations                      $   0.41
                                                               --------
Net increase in net asset value                                $   0.41
                                                               --------
Net asset value, end of period                                 $  10.41
                                                               ========
Total return*                                                      4.10%
Ratio of net expenses to average net assets+                       2.20%**
Ratio of net investment loss to average net assets+               (0.04)%**
Portfolio turnover rate                                               7%
Net assets, end of period (in thousands)                       $    351
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                    10.85%**
  Net investment loss                                             (8.69)%**

(a)  Class C shares were first publicly offered on December 15, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Global Select Equity Fund (the Fund), is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 an open-end management investment company. The Fund is non-diversified. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to October 12, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 28, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At February 28, 2006, the Fund had no outstanding portfolio hedges.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Fund's gross forward currency settlement contracts receivable and payable were $31,159 and $31,146, respectively, resulting in a net receivable of $13.

2.   Management Agreement
Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; 0.70% of the next $500 million and 0.65% of the excess over $1 billion.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.30%, 2.20% and 2.20% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A and through January 1, 2007 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2006, $753 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $3,300 in transfer agent fees payable to PIMSS at February 28, 2006.

4.   Distribution Plans and Service Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $23 in distribution fees payable to PFD at February 28, 2006.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees") vote separately to approve the initial adoption of the Fund's management contract (the "Management Contract") and its continuation annually thereafter. The Trustees have determined that the terms of the Management Contract are fair and reasonable and that approval of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

The Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the approval of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser and its services to the other Pioneer Funds. Both in meetings specifically dedicated to approval of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the investment and management services that the Investment Adviser proposed to provide under the Management Contract. These materials included (i) arrangements in respect of the distribution of the Fund's shares, (ii) the procedures to be employed to determine the value of each of the Fund's assets, (iii) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (iv) the record of compliance with the investment policies and restrictions of other Pioneer Funds and with the Investment Adviser's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, and (v) the

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' approval of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee the Investment Adviser proposed to charge under the Management Contract. Among other items, this information included data or analyses of (1) the proposed management fee of the Fund and the management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (2) the estimated expense ratio for the Fund and the expense ratios for a peer group of funds selected by the Independent Trustees for this purpose, (3) the overall organization of the Investment Adviser, (4) the Investment Adviser's financial results and condition, and (5) investment management staffing. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from economies of scale in the management of the Fund in light of break points in the management fee for the Fund, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their approval of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the other Pioneer Funds, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services to be provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and can be expected to serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the second quintile relative to management fees paid by a peer group of funds. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services anticipated to be provided by the Investment Adviser and the fees charged by the funds in the peer group. The

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     Trustees also considered the Fund's estimated expense ratio and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was capped for the current year in the second quintile relative to a peer group of funds.

F. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between the Fund's shareholders and the Investment Advisor.

G. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees considered it appropriate to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the Management Contract.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
David R. Bock                         Osbert M. Hood, Executive
Mary K. Bush                            Vice President
Margaret B.W. Graham                  Vincent Nave, Treasurer
Osbert M. Hood                        Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                SELECT RESEARCH
                                     GROWTH
                                      FUND


                                   Semiannual
                                     Report

                                    2/28/06


                                 [LOGO]PIONEER
                                       Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               11

Schedule of Investments                                                       13

Financial Statements                                                          19

Notes to Financial Statements                                                 23

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       26

Trustees, Officers and Service Providers                                      31

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Looking around the world, there's little doubt that global performance has improved: economies worldwide are growing. The Japanese economy appears to be coming out of its decade-long funk, and Europe - despite some mass media reports - is continuing to improve. European growth, while not spectacular, is strengthening.

Fourth quarter 2005 U.S. real Gross Domestic Product (GDP) growth was 1.7%, but this number - after ten consecutive quarters of growth at a 3% or better rate - is deceptively low and reflects timing issues as much as weakness. Also reflecting those timing issues, first quarter 2006 growth might appear stronger than it actually is. Once the noise abates, we expect GDP growth to be in the vicinity of 3% for the full year. The economy, we believe, is in good shape.

A few years ago, the Fed Reserve lowered interest rates to 1% to stimulate the economy. With the economy strong, there is no need for the Fed to continue to pursue an accommodative monetary policy of lowering rates. Its current actions are aimed at trying to orchestrate a "soft landing" similar to the one it engineered in 1994-5, one that keeps the economy growing without creating inflationary pressures.

On March 28, the Fed raised short-term interest rates for the fifteenth time, bringing them to 4.75%. The Fed noted that the economy was strong and reaffirmed that it stood ready to raise rates as required to prevent a resurgence of inflation. Looking at the economy and the markets, we find the Fed's language and actions reassuring, rather than unsettling. The good news is that the Fed's actions and words signal that the U.S. economy remains strong. Further, the Fed's words signal that they will remain vigilant against the risk of inflation and remain prepared to ensure that inflation - the great enemy of bond and stock values - remains low.

While keeping inflation stable and low is the most crucial role of the Fed from the perspective of a long-term investor, there can be short-term pain as the Fed raises interest rates. The Fed is not alone in its policies, as central banks around the world are raising rates to ensure that inflation pressures remain under control while their economies grow.

Letter


While higher short-term interest rates may appear to be a negative development for investors, we believe in the longer-term view that central banks do their best work when they keep inflation low enough and stable enough that, to paraphrase Alan Greenspan, investors do not let it affect their decision making.

Higher energy prices have pushed the Consumer Price Index (CPI) up to uncomfortable levels, but those higher energy prices have not turned into broad-based (core) inflation yet. With energy prices seeming to level off, energy-based inflation concerns are abating. A larger current concern for the Fed might be that the U.S. economy is operating at increasingly high levels of capacity utilization and low unemployment rates. In other words, the U.S. economy is growing fast enough that there are some concerns about overheating, and a moderation in economic growth would be welcome. This is, indeed, a Goldilocks economy, balancing between too cold and too hot - but just about right at the moment.

In summation, we believe that the economy is on solid ground, that the Fed is pursuing an appropriate course of action to keep the economy growing at a non-inflationary pace, and that such an economic environment is investor-friendly.

As always, thank you for the opportunity to serve your investment needs.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06
--------------------------------------------------------------------------------

Pioneer Select Research Growth Fund commenced operations on December 15, 2005 with the goal of providing investors with an opportunity to invest in a growth fund that takes advantage of both fundamental stock research and sophisticated quantitative evaluation models. The Fund's objective is to achieve capital growth. The following is an interview with members of the team responsible for managing the Fund. They are: Diego M. Franzin, Head of Pioneer's U.S. Quantitative Research & Management Group - Senior Portfolio Manager; Ashesh Savla, Quantitative Research Analyst at Pioneer, and John Peckham, U.S. Equity Research Coordinator at Pioneer.

Q: How did Pioneer Select Research Growth Fund perform during the initial weeks of investment operations?

A: The Fund's Class A shares had a total return of -0.20%, at net asset value, from inception on December 15, 2005 through February 28, 2006. The return was largely in line with that of the Russell 1000 Growth Index, which had a total return of -0.34%. The performance of the index does not reflect any management fees or transaction expenses.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment process that went into assembling the Fund's initial portfolio.

A: We use a disciplined bottom-up, stock selection process combining fundamental analysis by Pioneer's research analysts with a proprietary quantitative suite of evaluation models. The selection process starts with the approximately 100 stocks that compose the portfolio of Pioneer Research Fund, another Pioneer fund. They have been selected by fundamental analysts in Pioneer's equity research group as offering the greatest investment potential based upon their research evaluating the fundamentals of individual companies. This original list of 100 stocks includes mostly

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    large-cap companies, although there may be some mid-cap and small-cap corporations.

    We then set out to construct a growth-oriented portfolio, with sector and industry weightings approximately equal to the weightings of the benchmark Russell 1000 Growth Index. In choosing the approximately 50 different stocks that will go into the portfolio, we start by putting the original 100 stocks through industry-specific screens developed by Pioneer's quantitative research group. We utilize 17 different industry-specific screens because we have found that some factors are more important in choosing stocks in one sector than in another sector. For example, the screen used in ranking information technology stocks will be different from the screen used in evaluating opportunities in health care. Every stock in each group is ranked in order by the screening process. Once we have completed this screening, we begin selecting stocks by industry or sector. Within each group, we start with the top-ranked stock as identified by the screening process, moving down until we have a sector or industry weighting comparable to that group's weighting in the Russell 1000 Growth Index. Once we have completed selections within any sector or industry, we move to the next industry or sector, repeating each process until we have gone through all 17 industry subgroups of stocks and we have built the portfolio.

    When we finish, we have a growth-oriented portfolio comprised of approximately 50 stocks. Each holding had a weighting based both on its ranking and on its weighting within the benchmark Russell index. This selection process results in a heavy concentration of assets in the 10 largest positions. The goal in this process is to have the opportunity to achieve strong performance through stock selection, rather than sector weightings.

Q:  What did the Fund's portfolio look like on February 28, 2006?

A: The portfolio comprised 54 stocks. Because our sector weightings matched those of the Russell 1000 Growth Index, our largest focus was in the information technology sector, which accounted for 26.3% of Fund assets, followed by health care (19.4% of assets), industrials (14.6%), consumer discretionary (14.0%) and consumer staples (11.9%). The smallest weightings were in tele-

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06 (continued)
--------------------------------------------------------------------------------

    communication services (0.4%), utilities (1.0%), materials (1.8%), energy (4.0%) and financials (6.6%).

    Five of our ten largest positions were from the information technology sector, led by Microsoft (4.4% of Fund assets), followed by Qualcomm (3.3%), Dell (2.9%), Cisco Systems (2.8%), and Oracle (2.4%). Among the other 10 largest positions by weightings, two were from the consumer staples sector: PepsiCo (3.5%) and Altria (2.5%). Two others were from the industrials group: 3M (2.6%) and United Technologies (2.5%). Rounding out the list was biotechnology company Amgen from the health care sector, at 3.4% of Fund assets. In all, these 10 positions accounted for approximately 30.4% of Fund assets.

    Based on our quantitative system and the analysis of the past volatility, or price variability, of our Fund relative to the Russell 1000 Growth Index, the Fund was positioned at the end of February to be slightly less aggressive than the Russell 1000 Growth Index.

Q: How will the process work going forward, both in buying and selling stocks for the Fund?

A: We rebalance the Fund's portfolio of stocks each month, adding or deleting companies from the original list of 100 stocks based upon any changes that Pioneer's analysts make to the portfolio of Pioneer Research Fund. We take the revised list of 100 stocks and put it through the same process, adjusting the weightings of companies consistent with their new rankings in the quantitative screens.

    We believe this process gives us an opportunity to take advantage of two core strengths at Pioneer: fundamental research into individual companies conducted by our team of equity analysts and a best-in-class suite of evaluation models developed by our quantitative research group. The Fund will continue to be managed following this bottom-up, fundamental, stock-by-stock selection process.

    Our goal is to provide investors with a growth fund owning a concentrated portfolio of stocks that have been identified as having superior prospects, based on both fundamental research and quantitative analysis.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          94.3%
Depositary Receipts for International Stocks                                 5.7%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                      26.3%
Health Care                                                                 19.4%
Industrials                                                                 14.6%
Consumer Discretionary                                                      14.0%
Consumer Staples                                                            11.9%
Financials                                                                   6.6%
Energy                                                                       4.0%
Materials                                                                    1.8%
Utilities                                                                    1.0%
Telecommunication Services                                                   0.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. Microsoft Corp.                                                        4.49%
  2. PepsiCo, Inc.                                                          3.51
  3. Amgen, Inc.                                                            3.46
  4. Qualcomm, Inc.                                                         3.34
  5. Dell, Inc.                                                             2.88
  6. Cisco Systems, Inc.                                                    2.85
  7. 3M Co.                                                                 2.62
  8. United Technologies Corp.                                              2.58
  9. Altria Group, Inc.                                                     2.54
 10. Oracle Corp.                                                           2.44

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class             2/28/06              12/15/05
     -----             -------              --------
       A                $9.98                $10.00

Distributions Per Share
--------------------------------------------------------------------------------

                                     12/15/05 - 2/28/06
                         -------------------------------------------
                         Net
                      Investment       Short-Term          Long-Term
     Class              Income        Capital Gains      Capital Gains
     -----              ------        -------------      -------------
       A                $  -           $  -               $  -

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                       CLASS A SHARES
--------------------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Select Research Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------
Average Annual Total Returns
(As of February 28, 2006)
                             Net         Public
                         Asset Value    Offering
Period                     (NAV)       Price (POP)
Life-of-Class
(12/15/05)                 -0.20%        -5.94%

--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer
                    Select Research       Russell 1000
                      Growth Fund         Growth Index
                    ---------------       ------------
12/05                    9425               10000
02/06                    9587               10159

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on actual returns from December 15, 2005 through February 28, 2006.

Actual Share Class                                                         A
--------------------------------------------------------------------------------
Beginning Account Value On 12/15/05                                    $1,000.00
Ending Account Value On 2/28/06                                        $  998.00
Expenses Paid During Period*                                           $    2.60

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the partial year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 15, 2005 through February 28, 2006.

Hypothetical Share Class                                                   A
--------------------------------------------------------------------------------
Beginning Account Value On 12/15/05                                    $1,000.00
Ending Account Value On 2/28/06                                        $1,007.81
Expenses Paid During Period*                                           $    2.61

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares multiplied by the average account value over the period, multiplied by 76/365 (to reflect the partial year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
           COMMON STOCKS - 99.2%
           Energy - 4.0%
           Integrated Oil & Gas - 4.0%
   192     ConocoPhillips                                               $ 11,704
   116     USX-Marathon Group, Inc.                                        8,190
                                                                        --------
                                                                        $ 19,894
                                                                        --------
           Total Energy                                                 $ 19,894
                                                                        --------
           Materials - 1.8%
           Diversified Metals & Mining - 1.8%
    64     Phelps Dodge Corp.                                           $  8,832
                                                                        --------
           Total Materials                                              $  8,832
                                                                        --------
           Capital Goods - 10.5%
           Aerospace & Defense - 3.9%
   105     Northrop Grumman Corp.                                       $  6,731
   218     United Technologies Corp.                                      12,753
                                                                        --------
                                                                        $ 19,484
                                                                        --------
           Building Products - 1.7%
   213     American Standard Companies, Inc.                            $  8,431
                                                                        --------
           Electrical Component & Equipment - 1.2%
   117     Thomas & Betts Corp.*                                        $  5,756
                                                                        --------
           Industrial Conglomerates - 3.7%
   176     3M Co.                                                       $ 12,952
   219     Tyco International, Ltd.                                        5,648
                                                                        --------
                                                                        $ 18,600
                                                                        --------
           Total Capital Goods                                          $ 52,271
                                                                        --------
           Commercial Services & Supplies - 2.2%
           Diversified Commercial Services - 2.2%
   153     The Dun & Bradstreet Corp.*                                  $ 11,129
                                                                        --------
           Total Commercial Services & Supplies                         $ 11,129
                                                                        --------
           Transportation - 1.7%
           Railroads - 1.7%
    92     Canadian National Railway Co.                                $  8,680
                                                                        --------
           Total Transportation                                         $  8,680
                                                                        --------


 The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
           Consumer Durables & Apparel - 1.7%
           Apparel, Accessories & Luxury Goods - 1.7%
   244     Liz Claiborne, Inc.                                          $  8,791
                                                                        --------
           Total Consumer Durables & Apparel                            $  8,791
                                                                        --------
           Consumer Services - 3.1%
           Hotels, Resorts & Cruise Lines - 1.6%
   157     Carnival Corp.                                               $  8,109
                                                                        --------
           Restaurants - 1.5%
   210     McDonald's Corp.                                             $  7,331
                                                                        --------
           Total Consumer Services                                      $ 15,440
                                                                        --------
           Media - 2.9%
           Broadcasting & Cable TV - 0.4%
    90     CBS Corp. (Class B)*                                         $  2,201
                                                                        --------
           Movies & Entertainment - 0.7%
    90     Viacom, Inc. (Class B)                                       $  3,596
                                                                        --------
           Publishing - 1.8%
   165     McGraw-Hill Co., Inc.                                        $  8,760
                                                                        --------
           Total Media                                                  $ 14,557
                                                                        --------
           Retailing - 6.1%
           Apparel Retail - 1.3%
   218     Ross Stores, Inc.                                            $  6,174
                                                                        --------
           Department Stores - 2.6%
    72     Federated Department Stores, Inc.                            $  5,115
   137     J.C. Penney Co., Inc.                                           8,034
                                                                        --------
                                                                        $ 13,149
                                                                        --------
           General Merchandise Stores - 2.2%
   205     Target Corp.                                                 $ 11,152
                                                                        --------
           Total Retailing                                              $ 30,475
                                                                        --------
           Food & Drug Retailing - 3.6%
           Food Distributors - 1.9%
   305     Sysco Corp.                                                  $  9,177
                                                                        --------
           Hypermarkets & Supercenters - 1.7%
   169     Costco Wholesale Corp.                                       $  8,666
                                                                        --------
           Total Food & Drug Retailing                                  $ 17,843
                                                                        --------


 14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Food, Beverage & Tobacco - 6.0%
           Soft Drinks - 3.5%
  294      PepsiCo, Inc.                                                $ 17,378
                                                                        --------
           Tobacco - 2.5%
  175      Altria Group, Inc.                                           $ 12,583
                                                                        --------
           Total Food, Beverage & Tobacco                               $ 29,961
                                                                        --------
           Household & Personal Products - 2.2%
           Personal Products - 2.2%
  384      Avon Products, Inc.                                          $ 11,078
                                                                        --------
           Total Household & Personal Products                          $ 11,078
                                                                        --------
           Health Care Equipment & Services - 7.9%
           Health Care Equipment - 4.0%
  269      Biomet, Inc.                                                 $  9,792
  238      Waters Corp.*                                                  10,170
                                                                        --------
                                                                        $ 19,962
                                                                        --------
           Health Care Facilities - 1.8%
  191      HCA, Inc.                                                    $  9,149
                                                                        --------
           Managed Health Care - 2.1%
  171      Coventry Health Care, Inc.*                                  $ 10,195
                                                                        --------
           Total Health Care Equipment & Services                       $ 39,306
                                                                        --------
           Pharmaceuticals & Biotechnology - 11.4%
           Biotechnology - 6.0%
  227      Amgen, Inc.*                                                 $ 17,136
  223      Cubist Pharmaceuticals, Inc.*                                   4,931
  182      Vertex Pharmaceuticals, Inc.*                                   7,870
                                                                        --------
                                                                        $ 29,937
                                                                        --------
           Pharmaceuticals - 5.4%
  178      Astrazeneca Plc (A.D.R.)                                     $  8,233
  397      Bristol-Myers Squibb Co.                                        9,171
  224      Teva Pharmaceutical Industries, Ltd.                            9,406
                                                                        --------
                                                                        $ 26,810
                                                                        --------
           Total Pharmaceuticals & Biotechnology                        $ 56,747
                                                                        --------


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
           Banks - 0.7%
           Diversified Banks - 0.7%
    80     Bank of America Corp.                                        $  3,668
                                                                        --------
           Total Banks                                                  $  3,668
                                                                        --------
           Diversified Financials - 3.6%
           Investment Banking & Brokerage - 3.6%
    67     Goldman Sachs Group, Inc.                                    $  9,466
   109     Merrill Lynch & Co., Inc.                                       8,416
                                                                        --------
                                                                        $ 17,882
                                                                        --------
           Total Diversified Financials                                 $ 17,882
                                                                        --------
           Insurance - 1.4%
           Multi-Line Insurance - 1.4%
   216     Genworth Financial, Inc.                                     $  6,873
                                                                        --------
           Total Insurance                                              $  6,873
                                                                        --------
           Real Estate - 0.8%
           Real Estate Investment Trust - 0.8%
   148     BioMed Property Trust, Inc.                                  $  4,097
                                                                        --------
           Total Real Estate                                            $  4,097
                                                                        --------
           Software & Services - 10.0%
           Systems Software - 10.0%
   302     Macrovision Corp.*                                           $  6,103
   826     Microsoft Corp.                                                22,219
   971     Oracle Corp.*                                                  12,060
   561     Symantec Corp.*                                                 9,475
                                                                        --------
                                                                        $ 49,857
                                                                        --------
           Total Software & Services                                    $ 49,857
                                                                        --------
           Technology Hardware & Equipment - 11.0%
           Communications Equipment - 8.1%
   698     Cisco Systems, Inc.*                                         $ 14,128
   408     Corning, Inc.*                                                  9,959
   350     Qualcomm, Inc.                                                 16,524
                                                                        --------
                                                                        $ 40,611
                                                                        --------


 16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Computer Hardware - 2.9%
   492     Dell, Inc.*                                                  $ 14,268
                                                                        --------
           Total Technology Hardware & Equipment                        $ 54,879
                                                                        --------
           Semiconductors - 5.2%
           Semiconductor Equipment - 1.1%
   289     Applied Materials, Inc.                                      $  5,300
                                                                        --------
           Semiconductors - 4.1%
   357     Freescale Semiconductor, Inc. (Class B)*                     $  9,653
   369     Texas Instruments, Inc.                                        11,015
                                                                        --------
                                                                        $ 20,668
                                                                        --------
           Total Semiconductors                                         $ 25,968
                                                                        --------
           Telecommunication Services - 0.4%
           Wireless Telecommunication Services - 0.4%
   100     Vodafone Group Plc (A.D.R.)                                  $  1,932
                                                                        --------
           Total Telecommunication Services                             $  1,932
                                                                        --------
           Utilities - 1.0%
           Independent Power Producer & Energy Traders - 1.0%
    93     TXU Corp.                                                    $  4,872
                                                                        --------
           Total Utilities                                              $  4,872
                                                                        --------
           TOTAL COMMON STOCKS
           (Cost $492,119)                                              $495,032
                                                                        --------
           TOTAL INVESTMENT IN SECURITIES - 99.2%
           (Cost $492,119)(a)                                           $495,032
                                                                        --------
           OTHER ASSETS AND LIABILITIES - 0.8%                          $  4,153
                                                                        --------
           TOTAL NET ASSETS - 100.0%                                    $499,185
                                                                        ========


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $492,119 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost             $ 16,145
         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value              (13,232)
                                                                        --------
         Net unrealized gain                                            $  2,913
                                                                        ========

Purchases and sales of securities (excluding temporary cash investments) for the period ended February 28, 2006 aggregated $566,836 and $70,367, respectively.


 18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $492,119)                   $495,032
  Cash                                                                    7,034
  Receivables -
    Dividends, interest and foreign taxes withheld                        1,145
    Due from Pioneer Investment Management, Inc.                         10,187
  Other                                                                      59
                                                                       --------
     Total assets                                                      $513,457
                                                                       --------
LIABILITIES:
  Due to affiliates                                                    $  4,944
  Accrued expenses                                                        9,328
                                                                       --------
     Total investment liabilities                                      $ 14,272
                                                                       --------
NET ASSETS:
  Paid-in capital                                                      $500,000
  Undistributed net investment income                                       622
  Accumulated net realized loss on investments                           (4,350)
  Net unrealized gain on investments                                      2,913
                                                                       --------
     Total net assets                                                  $499,185
                                                                       ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $499,185/50,000 shares)                            $   9.98
                                                                       ========
MAXIMUM OFFERING PRICE:
  Class A ($9.98 [divided by] 94.25%)                                  $  10.59
                                                                       ========


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 2/28/06


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $16)           $1,600
  Interest                                                       35
  Income from securities loaned, net                            264
                                                             ------
     Total investment income                                             $ 1,899
                                                                         -------
EXPENSES:
  Management fees                                            $  756
  Transfer agent fees and expenses                            1,650
  Administrative reimbursements                               3,284
  Custodian fees                                              2,532
  Professional fees                                           7,717
  Printing expense                                            3,724
  Fees and expenses of nonaffiliated trustees                 1,200
  Miscellaneous                                                 408
                                                             ------
     Total expenses                                                      $21,271
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                 (19,994)
                                                                         -------
     Net expenses                                                        $ 1,277
                                                                         -------
       Net investment income                                             $   622
                                                                         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss on investments                                       $(4,350)
                                                                         -------
  Change in net unrealized gain on investments                           $ 2,913
                                                                         -------
  Net loss on investments                                                $(1,437)
                                                                         -------
  Net decrease in net assets resulting from operations                   $  (815)
                                                                         =======


 20  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 12/15/05 (Commencement of Operations) to 2/28/06

                                                                           12/15/05
                                                                              to
                                                                            2/28/06
                                                                          (unaudited)
FROM OPERATIONS:
Net investment income                                                      $    622
Net realized loss on investments                                             (4,350)
Change in net unrealized gain on investments                                  2,913
                                                                           --------
    Net decrease in net assets resulting from operations                   $   (815)
                                                                           --------
NET ASSETS:
Beginning of period (initial capitalization - 50,000 shares)               $500,000
                                                                           --------
End of period (including undistributed net investment income of $622)      $499,185
                                                                           ========


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     12/15/05 (a)
                                                                         to
                                                                       2/28/06
                                                                     (unaudited)
CLASS A
Net asset value, beginning of period                                 $   10.00
                                                                     ---------
Increase (decrease) from investment operations:
  Net investment income                                              $    0.01
  Net realized and unrealized loss on investments                        (0.03)
                                                                     ---------
   Net decrease from investment operations                           $   (0.02)
                                                                     ---------
Net asset value, end of period                                       $    9.98
                                                                     =========
Total return*                                                            (0.20)%(b)
Ratio of net expenses to average net assets+                              1.25%**
Ratio of net investment income to average net assets+                     0.61%**
Portfolio turnover rate                                                     14%(b)
Net assets, end of period (in thousands)                             $     499
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly
  Net expenses                                                           20.82%**
  Net investment loss                                                   (18.96)%**

(a) The Fund commenced operations on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


 22  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Select Research Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at February 28, 2006, are owned by PFD. The fund's investment objective is long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 28, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's investment risks.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. The management fee was equivalent to 0.75% of the average daily net assets for the period.

Through January 1, 2009, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2006, $3,294 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,650 in transfer agent fees payable to PIMSS at February 28, 2006.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at February 28, 2006.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees") vote separately to approve the initial adoption of the Fund's management contract (the "Management Contract") and its continuation annually thereafter. The Trustees have determined that the terms of the Management Contract are fair and reasonable and that approval of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

The Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the approval of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser and its services to the other Pioneer Funds. Both in meetings specifically dedicated to approval of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the investment and management services that the Investment Adviser proposed to provide under the Management Contract. These materials included (i) arrangements in respect of the distribution of the Fund's shares, (ii) the procedures to be employed to determine the value of each of the Fund's assets, (iii) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (iv) the record of compliance with the investment policies and restrictions of other Pioneer Funds and with the Investment Adviser's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, and (v) the nature, cost and character of

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' approval of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee the Investment Adviser proposed to charge under the Management Contract. Among other items, this information included data or analyses of (1) the proposed management fee of the Fund and the management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (2) the estimated expense ratio for the Fund and the expense ratios for a peer group of funds selected by the Independent Trustees for this purpose, (3) the overall organization of the Investment Adviser, (4) the Investment Adviser's financial results and condition, and (5) investment management staffing. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from economies of scale in the management of the Fund in light of break points in the management fee for the Fund, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their approval of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

    objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the other Pioneer Funds, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services to be provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and can be expected to serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the second quintile relative to management fees paid by a peer group of funds. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services anticipated to be provided by the

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's estimated expense ratio and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was capped for the current year in the second quintile relative to a peer group of funds.

F. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between the Fund's shareholders and the Investment Advisor.

G. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

Conclusion. The Trustees considered it appropriate to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the Management Contract.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
 Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.



Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                 SELECT RESEARCH
                                      VALUE
                                      FUND


                                   Semiannual
                                     Report

                                     2/28/06


                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              11

Schedule of Investments                                                      13

Financial Statements                                                         18

Notes to Financial Statements                                                22

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      25

Trustees, Officers and Service Providers                                     29

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Looking around the world, there's little doubt that global performance has improved: economies worldwide are growing. The Japanese economy appears to be coming out of its decade-long funk, and Europe - despite some mass media reports - is continuing to improve. European growth, while not spectacular, is strengthening.

Fourth quarter 2005 U.S. real Gross Domestic Product (GDP) growth was 1.7%, but this number - after ten consecutive quarters of growth at a 3% or better rate - is deceptively low and reflects timing issues as much as weakness. Also reflecting those timing issues, first quarter 2006 growth might appear stronger than it actually is. Once the noise abates, we expect GDP growth to be in the vicinity of 3% for the full year. The economy, we believe, is in good shape.

A few years ago, the Fed Reserve lowered interest rates to 1% to stimulate the economy. With the economy strong, there is no need for the Fed to continue to pursue an accommodative monetary policy of lowering rates. Its current actions are aimed at trying to orchestrate a "soft landing" similar to the one it engineered in 1994-5, one that keeps the economy growing without creating inflationary pressures.

On March 28, the Fed raised short-term interest rates for the fifteenth time, bringing them to 4.75%. The Fed noted that the economy was strong and reaffirmed that it stood ready to raise rates as required to prevent a resurgence of inflation. Looking at the economy and the markets, we find the Fed's language and actions reassuring, rather than unsettling. The good news is that the Fed's actions and words signal that the U.S. economy remains strong. Further, the Fed's words signal that they will remain vigilant against the risk of inflation and remain prepared to ensure that inflation - the great enemy of bond and stock values - remains low.

While keeping inflation stable and low is the most crucial role of the Fed from the perspective of a long-term investor, there can be short-term pain as the Fed raises interest rates. The Fed is not alone in its policies, as central banks around the world are raising rates to ensure that inflation pressures remain under control while their economies grow.

Letter


While higher short-term interest rates may appear to be a negative development for investors, we believe in the longer-term view that central banks do their best work when they keep inflation low enough and stable enough that, to paraphrase Alan Greenspan, investors do not let it affect their decision making.

Higher energy prices have pushed the Consumer Price Index (CPI) up to uncomfortable levels, but those higher energy prices have not turned into broad-based (core) inflation yet. With energy prices seeming to level off, energy-based inflation concerns are abating. A larger current concern for the Fed might be that the U.S. economy is operating at increasingly high levels of capacity utilization and low unemployment rates. In other words, the U.S. economy is growing fast enough that there are some concerns about overheating, and a moderation in economic growth would be welcome. This is, indeed, a Goldilocks economy, balancing between too cold and too hot - but just about right at the moment.

In summation, we believe that the economy is on solid ground, that the Fed is pursuing an appropriate course of action to keep the economy growing at a non-inflationary pace, and that such an economic environment is investor-friendly.

As always, thank you for the opportunity to serve your investment needs.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06
--------------------------------------------------------------------------------

Pioneer Select Research Value Fund commenced operations on December 15, 2005 with the goal of providing investors with an opportunity to invest in a value fund that takes advantage of both fundamental stock research and sophisticated quantitative evaluation models. The Fund's long-term objective is to achieve capital growth. The following is an interview with members of the team responsible for managing the Fund. They are: Diego M. Franzin, Head of Pioneer's U.S. Quantitative Research & Management Group - Senior Portfolio Manager; Ashesh Savla, Quantitative Research Analyst at Pioneer, and John Peckham, U.S. Equity Research Coordinator at Pioneer.

Q: How did Pioneer Select Research Value Fund perform during its initial weeks of investment operations?

A: The Fund's Class A shares had a total return of 2.70%, at net asset value, from inception on December 15, 2005 through the end of the first fiscal period on February 28, 2006. These returns were largely in line with those of the Russell 1000 Value Index, which had a total return of 3.22%. The performance of the index does not reflect any management fees or transaction expenses. The process of constructing the initial portfolio, and its associated costs, detracted from the Fund's performance versus its benchmark during the period.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment process that went into assembling the Fund's initial portfolio.

A: Pioneer established the Select Research Value Fund to give investors an opportunity to invest in a value fund that combines the top stock picks from Pioneer's U.S. equity research group with the rigor of a proprietary screening process developed by Pioneer's quantitative research group. The selection process starts with the approximately 100 stocks that compose the portfolio of Pioneer Research Fund, another Pioneer fund. They have been selected by the analysts in Pioneer's equity research group as offering the

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    greatest investment potential based upon their research evaluating the fundamentals of individual companies. This original list of 100 stocks includes mostly large-cap companies, although there may be some mid-cap and small-cap corporations.

    We then set out to construct our own value-oriented portfolio of approximately 50 stocks, with sector and industry weightings approximately equal to the weightings of the benchmark Russell 1000 Value Index. The actual stock selection process begins by putting all the stocks through a set of evaluation models developed by Pioneer's quantitative research group. The specific quantitative screen will vary by sector and industry because we have learned through our research that certain factors are more important to selection within some sectors and industries than within other areas of the market. In other words, the characteristics identifying a potentially good investment in the financial services sector may be very different from those in the energy sector. All the stocks in each group are ranked in order by this screening process. We then move to the stock selection process in each sector or industry. Within each group, we start with the top-ranked stock as identified by the screening process, moving down until we have a sector or industry weighting comparable to that group's weighting in the Russell 1000 Value Index. Once we have completed selections within any sector or industry, we move to the next industry or sector, repeating each process until we have gone through all 17 industry subgroups of stocks and we have built the portfolio.

    As a result of how this selection process works, these approximately 50 different holdings each will have different weightings, with a heavy concentration of assets in the 10 largest positions. The goal in this process is to have the opportunity to achieve superior performance through stock selection, rather than sector weightings.

Q:  What did the Fund's portfolio look like on February 28, 2006?

A: We had a portfolio of 49 different stocks. Because our sector weightings matched those of the Russell 1000 Value Index, our largest focus was in the financial services sector, which accounted for 37% of Fund assets, followed by energy (14.4% of assets), consumer discretionary (8.7%), health care (7.1%) and utilities and industrials (each with 6.8%). The smallest weightings were in materials (4.0%), information technology (4.6%), telecommunication services (5.2%) and consumer staples (5.4%).

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06                             (continued)
--------------------------------------------------------------------------------

    Six of our ten largest positions were from the financial services sector, starting with Bank of America (4.3% of Fund assets), followed by Citigroup (4.1%), Merrill Lynch (3.3%), Wachovia (3.3%), American International Group (3.0%) and U.S. Bancorp (2.7%). The energy sector provided three other companies in the top 10: ConocoPhillips (3.5%), Occidental Petroleum (3.1%) and Marathon Oil (3.0%). A consumer staples corporation, Altria, also was in the list of 10 largest holdings with a weighting of 2.8%. In the aggregate, these 10 holdings accounted for approximately 33% of Fund assets.

    Based on our quantitative system and the analysis of the past volatility, or price variability, of our Fund relative to the Russell 1000 Value Index, the Fund was positioned at the end of February to be slightly more aggressive than the Russell Index.

Q: How will the process work going forward, both in buying and selling stocks for the Fund?

A: Our discipline calls for us to rebalance the Fund's portfolio each month. We will add or delete companies on our original list of approximately 100 stocks whenever the analysts add or delete a stock from the portfolio of Pioneer Research Fund. We then will take the new list of 100 stocks and put it through the same process, adjusting the weightings of companies consistent with their new rankings in the quantitative screens.

    We believe this process gives us an opportunity to take advantage of two core strengths at Pioneer: fundamental research into individual companies conducted by our team of equity analysts and a best-in-class suite of evaluation models developed by our quantitative research group. The Fund will continue to be managed following this bottom-up, fundamental, stock-by-stock selection process.

    Our goal is to provide investors with a value-oriented fund that invests in stocks that have been identified by this process as having good prospects, based on both fundamental research and quantitative analysis.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          95.9%
Depositary Receipts for International Stocks                                 4.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                  37.0%
Energy                                                                      14.4%
Consumer Discretionary                                                       8.7%
Health Care                                                                  7.1%
Utilities                                                                    6.8%
Industrials                                                                  6.8%
Consumer Staples                                                             5.4%
Telecommunication Services                                                   5.2%
Information Technology                                                       4.6%
Materials                                                                    4.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

  1. Bank of America Corp.                                                  4.30%
  2. Citigroup, Inc.                                                        4.10
  3. ConocoPhillips                                                         3.57
  4. Merrill Lynch & Co., Inc.                                              3.31
  5. Wachovia Corp.                                                         3.31
  6. Occidental Petroleum Corp.                                             3.16
  7. USX-Marathon Group, Inc.                                               2.95
  8. American International Group, Inc.                                     2.94
  9. Altria Group, Inc.                                                     2.84
 10. U.S. Bancorp                                                           2.70

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

       Class             2/28/06             12/15/05
       -----             -------             --------
         A                $10.27              $10.00

Distributions Per Share
--------------------------------------------------------------------------------

                                      12/15/05 - 2/28/06
                                      ------------------
                            Net
                         Investment           Short-Term         Long-Term
       Class               Income            Capital Gains      Capital Gains
       -----             ---------           -------------      -------------
    A                    $   -                $   -              $   -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

The index defined here pertains to the Value of $10,000 Investment chart on page 10.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Select Research Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

----------------------------------------------

Average Annual Total Returns
(As of February 28, 2006)
                                     Public
                    Net Asset       Offering
Period             Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)          2.70%           -3.20%

----------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer
                    Select Research       Russell 1000
                      Growth Fund         Growth Index
                    ---------------       ------------
12/05                    9425               10000
 2/06                    9781               10452

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on actual returns from December 15, 2005 through February 28, 2006.



Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value On 12/15/05                                    $1,000.00
Ending Account Value On 2/28/06                                        $1,027.00
Expenses Paid During Period*                                           $    2.64

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the actual days in the period).

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 15, 2005 through February 28, 2006.

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value On 12/15/05                                    $1,000.00
Ending Account Value On 2/28/06                                        $1,007.81
Expenses Paid During Period*                                           $    2.61

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the actual days in the period).

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                    Value
           COMMON STOCK - 99.4%
           Energy - 14.3%
           Integrated Oil & Gas - 9.6%
   299     ConocoPhillips                                              $  18,227
   176     Occidental Petroleum Corp.                                     16,111
   213     USX Marathon Group, Inc.                                       15,038
                                                                       ---------
                                                                       $  49,376
                                                                       ---------
           Oil & Gas Drilling - 2.2%
   150     Noble Drilling Corp.                                        $  11,087
                                                                       ---------
           Oil & Gas Equipment & Services - 2.5%
   299     Weatherford International, Inc.*                            $  12,893
                                                                       ---------
           Total Energy                                                $  73,356
                                                                       ---------
           Materials - 4.0%
           Diversified Chemical - 2.0%
   158     Ashland, Inc.                                               $  10,313
                                                                       ---------
           Diversified Metals & Mining - 2.0%
    73     Phelps Dodge Corp.                                          $  10,074
                                                                       ---------
           Total Materials                                             $  20,387
                                                                       ---------
           Capital Goods - 4.9%
           Electrical Component & Equipment - 1.1%
   117     Thomas & Betts Corp.*                                       $   5,756
                                                                       ---------
           Industrial Conglomerates - 3.8%
   128     3M Co.                                                      $   9,420
   400     Tyco International, Ltd.                                       10,316
                                                                       ---------
                                                                       $  19,736
                                                                       ---------
           Total Capital Goods                                         $  25,492
                                                                       ---------
           Transportation - 1.8%
           Railroads - 1.8%
    96     Canadian National Railway Co. (A.D.R.)                      $   9,058
                                                                       ---------
           Total Transportation                                        $   9,058
                                                                       ---------
           Consumer Durables & Apparel - 1.5%
           Apparel, Accessories & Luxury Goods - 1.5%
   209     Liz Claiborne, Inc.                                         $   7,530
                                                                       ---------
           Total Consumer Durables & Apparel                           $   7,530
                                                                       ---------


 The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
           Consumer Services - 1.7%
           Restaurants - 1.7%
  245      McDonald's Corp.                                             $  8,553
                                                                        --------
           Total Consumer Services                                      $  8,553
                                                                        --------
           Media - 4.2%
           Broadcasting & Cable Television - 0.9%
  180      CBS Corp. (Class B)*                                         $  4,403
                                                                        --------
           Movies & Entertainment - 1.4%
  180      Viacom, Inc. (Class B)                                       $  7,193
                                                                        --------
           Publishing - 1.9%
  189      McGraw-Hill Co., Inc.                                        $ 10,034
                                                                        --------
           Total Media                                                  $ 21,630
                                                                        --------
           Retailing - 1.3%
           Department Stores - 1.3%
  114      J.C. Penney Co., Inc.                                        $  6,685
                                                                        --------
           Total Retailing                                              $  6,685
                                                                        --------
           Food & Drug Retailing - 1.3%
           Food Distributors - 1.3%
  229      Sysco Corp.                                                  $  6,891
                                                                        --------
           Total Food & Drug Retailing                                  $  6,891
                                                                        --------
           Food, Beverage & Tobacco - 2.8%
           Tobacco - 2.8%
  202      Altria Group, Inc.                                           $ 14,524
                                                                        --------
           Total Food, Beverage & Tobacco                               $ 14,524
                                                                        --------
           Household & Personal Products - 1.2%
           Personal Products - 1.2%
  213      Avon Products, Inc.                                          $  6,145
                                                                        --------
           Total Household & Personal Products                          $  6,145
                                                                        --------
           Health Care Equipment & Services - 1.8%
           Health Care Facilities - 1.8%
  191      HCA, Inc.                                                    $  9,149
                                                                        --------
           Total Health Care Equipment & Services                       $  9,149
                                                                        --------


 14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Pharmaceuticals & Biotechnology - 5.3%
           Pharmaceuticals - 5.3%
   127     Astrazeneca Plc (A.D.R.)                                     $  5,874
   340     Bristol-Myers Squibb Co.                                        7,854
   383     Merck & Co., Inc.                                              13,351
                                                                        --------
                                                                        $ 27,079
                                                                        --------
           Total Pharmaceuticals & Biotechnology                        $ 27,079
                                                                        --------
           Banks - 14.3%
           Diversified Banks - 10.2%
   479     Bank of America Corp.                                        $ 21,962
   446     U.S. Bancorp                                                   13,786
   301     Wachovia Corp.                                                 16,877
                                                                        --------
                                                                        $ 52,625
                                                                        --------
           Thrifts & Mortgage Finance - 4.1%
   153     Freddie Mac                                                  $ 10,311
   835     Hudson City Bancorp, Inc.                                      10,780
                                                                        --------
                                                                        $ 21,091
                                                                        --------
           Total Banks                                                  $ 73,716
                                                                        --------
           Diversified Financials - 13.0%
           Asset Management & Custody Banks - 1.0%
   131     Federated Investors, Inc.*                                   $  5,095
                                                                        --------
           Consumer Finance - 2.0%
   193     American Express Co.                                         $ 10,399
                                                                        --------
           Investment Banking & Brokerage - 5.9%
    96     Goldman Sachs Group, Inc.                                    $ 13,564
   219     Merrill Lynch & Co., Inc.                                      16,909
                                                                        --------
                                                                        $ 30,473
                                                                        --------
           Diversified Financial Services - 4.1%
   451     Citigroup, Inc.                                              $ 20,913
                                                                        --------
           Total Diversified Financials                                 $ 66,880
                                                                        --------


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
           Insurance - 7.9%
           Multi-Line Insurance - 6.5%
  226      American International Group, Inc.                           $ 14,997
  288      Genworth Financial Inc.                                         9,164
  114      Hartford Financial Services Group, Inc.                         9,391
                                                                        --------
                                                                        $ 33,552
                                                                        --------
           Property & Casualty Insurance - 1.4%
  161      The St. Paul Travelers Companies, Inc.                       $  6,920
                                                                        --------
           Total Insurance                                              $ 40,472
                                                                        --------
           Real Estate - 1.6%
           Real Estate Investment Trusts - 1.6%
  295      BioMed Property Trust, Inc.                                  $  8,166
                                                                        --------
           Total Real Estate                                            $  8,166
                                                                        --------
           Software & Services - 0.9%
           Systems Software - 0.9%
  280      Symantec Corp.*                                              $  4,729
                                                                        --------
           Total Software & Services                                    $  4,729
                                                                        --------
           Technology Hardware & Equipment - 3.7%
           Communications Equipment - 3.7%
  982      Avaya, Inc.*                                                 $ 10,920
  391      Cisco Systems, Inc.*                                            7,914
                                                                        --------
                                                                        $ 18,834
                                                                        --------
           Total Technology Hardware & Equipment                        $ 18,834
                                                                        --------
           Telecommunication Services - 5.2%
           Integrated Telecommunication Services - 2.2%
  360      BellSouth Corp.                                              $ 11,365
                                                                        --------
           Wireless Telecommunication Services - 3.0%
  398      Sprint Nextel Corp.                                          $  9,564
  300      Vodafone Group Plc (A.D.R.)                                     5,796
                                                                        --------
                                                                        $ 15,360
                                                                        --------
           Total Telecommunication Services                             $ 26,725
                                                                        --------


 16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Utilities - 6.7%
           Electric Utilities - 4.8%
  325      Allegheny Energy, Inc.*                                      $ 11,622
  292      Edison International                                           12,953
                                                                        --------
                                                                        $ 24,575
                                                                        --------
           Independent Power Producer & Energy Traders - 1.9%
  110      NRG Energy, Inc.*                                            $  4,758
  100      TXU Corp.                                                       5,239
                                                                        --------
                                                                        $  9,997
                                                                        --------
           Total Utilities                                              $ 34,572
                                                                        --------
           TOTAL COMMON STOCK
           (Cost $498,961)                                              $510,573
                                                                        --------
           TOTAL INVESTMENT IN SECURITIES - 99.4%
           (Cost $498,961)(a)                                           $510,573
                                                                        --------
           OTHER ASSETS AND LIABILITIES - 0.6%                          $  3,140
                                                                        --------
           TOTAL NET ASSETS - 100.0%                                    $513,713
                                                                        ========

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $498,961 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost                $ 21,216
         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                  (9,604)
                                                                        --------
         Net unrealized gain                                            $ 11,612
                                                                        ========

Purchases and sales of securities (excluding temporary cash investments) for the period ended February 28, 2006 aggregated $538,381 and $40,330 respectively.


The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities cost ($498,961)                              $510,573
  Cash                                                                     8,689
  Receivables -
    Dividends, interest and foreign taxes withheld                         1,113
    Due from Pioneer Investment Management, Inc.                           7,165
  Other                                                                       59
                                                                        --------
     Total assets                                                       $527,599
                                                                        --------
LIABILITIES:
  Due to affiliates                                                     $  4,944
  Accrued expenses                                                         8,942
                                                                        --------
     Total liabilities                                                  $ 13,886
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $500,000
  Undistributed net investment income                                      1,190
  Accumulated net realized gain on investments                               911
  Net unrealized gain on investments                                      11,612
                                                                        --------
     Total net assets                                                   $513,713
                                                                        ========
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $513,713/50,000 shares)                             $  10.27
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A ($10.27[divided by]94.25% )                                   $  10.90
                                                                        ========


 18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 2/28/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $12)           $2,190
  Interest                                                      307
                                                             ------
     Total investment income                                             $ 2,497
                                                                         -------
EXPENSES:
  Management fees                                            $  771
  Transfer agent fees and expenses
    Class A                                                   1,650
  Administrative reimbursements                               3,284
  Custodian fees                                              2,532
  Professional fees                                           8,477
  Fees and expenses of nonaffiliated trustees                 1,200
  Miscellaneous                                                 360
                                                             ------
     Total expenses                                                      $18,274
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                 (16,967)
                                                                         -------
     Net expenses                                                        $ 1,307
                                                                         -------
       Net investment income                                             $ 1,190
                                                                         -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $   911
                                                                         -------
  Change in net unrealized gain on investments                           $11,612
                                                                         -------
  Net gain on investments                                                $12,523
                                                                         -------
  Net increase in net assets resulting from operations                   $13,713
                                                                         =======


The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 2/28/06

                                                                        12/15/05
                                                                           to
                                                                         2/28/06
                                                                       (unaudited)
FROM OPERATIONS:
Net investment income                                                   $  1,190
Net realized gain on investments                                             911
Change in net unrealized gain on investments                              11,612
                                                                        --------
    Net increase in net assets resulting from operations                $ 13,713
                                                                        --------
NET ASSETS:
Beginning of period (initial capitalization - 50,000 shares)            $500,000
                                                                        --------
End of period (including undistributed
  net investment income of $1,190)                                      $513,713
                                                                        ========


 20  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   12/15/05
                                                                      to
                                                                    2/28/06
                                                                  (unaudited)
CLASS A
Net asset value, beginning of period                               $   10.00
                                                                   ---------
Increase from investment operations:
  Net investment income                                            $    0.02
  Net realized and unrealized gain on investments                       0.25
                                                                   ---------
   Net increase in net assets from investment operations           $    0.27
                                                                   ---------
Net asset value, end of period                                     $   10.27
                                                                   =========
Total return*                                                           2.70%(b)
Ratio of net expenses to average net assets+                            1.25%**
Ratio of net investment income to average net assets+                   1.14%**
Portfolio turnover rate                                                    8%(b)
Net assets, end of period (in thousands)                           $     514
Ratios with no waiver of management fees and assumption
  of expenses by PIM
   Net expenses                                                        17.54%**
   Net investment loss                                                (15.14)%**

(a) Class A shares were first offered on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Select Research Value Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at February 28, 2006, are owned by PFD. The fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 28, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. The management fee was equivalent to 0.75% of the average daily net assets for the period.

Through January 1, 2009, PIM has agreed not to impose all or a portion of its management fee and assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2006, $3,294 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,650 in transfer agent fees payable to PIMSS at February 28, 2006.

4. Distribution Plans and Service Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at February 28, 2006.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees") vote separately to approve the initial adoption of the Fund's management contract (the "Management Contract") and its continuation annually thereafter. The Trustees have determined that the terms of the Management Contract are fair and reasonable and that approval of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

The Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the approval of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser and its services to the other Pioneer Funds. Both in meetings specifically dedicated to approval of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the investment and management services that the Investment Adviser proposed to provide under the Management Contract. These materials included (i) arrangements in respect of the distribution of the Fund's shares, (ii) the procedures to be employed to determine the value of each of the Fund's assets, (iii) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (iv) the record of compliance with the investment policies and restrictions of other Pioneer Funds and with the Investment Adviser's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, and (v) the nature, cost and character of non-investment

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' approval of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee the Investment Adviser proposed to charge under the Management Contract. Among other items, this information included data or analyses of (1) the proposed management fee of the Fund and the management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (2) the estimated expense ratio for the Fund and the expense ratios for a peer group of funds selected by the Independent Trustees for this purpose, (3) the overall organization of the Investment Adviser, (4) the Investment Adviser's financial results and condition, and (5) investment management staffing. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from economies of scale in the management of the Fund in light of break points in the management fee for the Fund, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their approval of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the other Pioneer Funds, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services to be provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and can be expected to serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the third quintile relative to management fees paid by a peer group of funds. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services anticipated to be provided by the Investment Adviser

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

    and the fees charged by the funds in the peer group. The Trustees also considered the Fund's estimated expense ratio and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was capped for the current year in the third quintile relative to a peer group of funds.

F. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between the Fund's shareholders and the Investment Advisor.

G. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees considered it appropriate to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the Management Contract.

Pioneer Select Research Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
 Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.



Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  April 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  April 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  April 30, 2006

* Print the name and title of each signing officer under his or her signature.